Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Estimated useful life
Fishing vessels	10 - 20 Years
Vehicles	5 Years
Office and other equipment	3 - 5 Years

Schedule of disaggregate revenues
	Year Ended December 31, 2021
	Revenue	Volume (KG)	Average price	Percentage of revenue
Argentine squid	$49,127,035	15,279,655	$3.22	29.9%
Indian Ocean squid	22,394,010	22,920,501	0.98	13.6%
South American white shrimp	18,121,563	3,523,536	5.14	11.0%
Sardines	17,975,661	40,425,215	0.44	11.0%
Peru Squid	16,877,775	12,698,146	1.33	10.3%
Others	39,587,000	35,146,479	1.13	24.2%
Total	$164,083,044	129,993,532	$1.26	100.0%

	Year Ended December 31, 2020
	Revenue	Volume (KG)	Average price	Percentage of revenue
Indian Ocean squid	$33,968,115	41,608,084	$0.82	38.9%
Peru squid	14,709,193	10,700,911	1.37	16.9%
Chub mackerel	6,453,289	7,084,126	0.91	7.4%
Cuttle fish	6,145,172	1,452,960	4.23	7.0%
Sardines	4,296,979	11,399,554	0.38	4.9%
Others	21,667,672	11,939,367	1.81	24.9%
Total	$87,240,420	84,185,002	$1.04	100.0%

	Year Ended December 31, 2019
	Revenue	Volume (KG)	Average price	Percentage of revenue
Indian Ocean squid	$35,502,599	32,028,789	$1.11	39.6%
Ribbon fish	12,236,897	3,622,444	3.38	13.7%
Cuttle fish	10,921,686	2,173,027	5.03	12.2%
Peru squid(whole)	7,512,216	4,234,436	1.77	8.4%
Croaker fish	4,884,278	2,301,876	2.12	5.4%
Others	18,564,480	6,433,891	2.89	20.7%
Total	$89,622,156	50,794,463	$1.76	100.0%

Schedule of reconciliation of basic and diluted net income per share
	Year Ended December 31,
	2021	2020	2019
Net (loss) income attributable to ordinary shareholders of the Company	(2,480,719)	(72,878,248)	5,682,024
Preferred Share Dividends	(300,000)	-	-
Net (loss) income available to ordinary shareholders	$(2,780,719)	$(72,878,248)	$5,682,024
Weighted average ordinary shares issued and outstanding
Basic	84,906,368	79,121,471	79,055,053
Diluted	84,906,368	79,121,471	79,055,053
Net (loss) income per ordinary share;
Basic	$(0.03)	(0.92)	0.07
Diluted	$(0.03)	(0.92)	0.07